GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                              8515 East Orchard Road
                                            Englewood, Colorado  80111





September 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

Re:      Retirement Plan Series Account
         Semi-Annual Report Form N-30D
         File No. 811-08762

The semi-annual report on Form N-30D for the Retirement Plan Series Account, File Number 811-08762 for the period ending June 30, 1997 is transmitted herewith.

If you should have any questions regarding the foregoing, please do not hesitate to contact me at (800) 537-2033, ext. 3817.

Sincerely,
/s/ Beverly A. Byrne


Beverly A. Byrne
Assistant Vice President
and Associate Counsel

                                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                          Retirement Plan Series Account
                                           Semi-Annual Report Form N-30D
                                                File No. 811-08762

The information required to be contained in this report for the period ending June 30, 1997, is incorporated by reference to the following previously filed semi-annual report for the underlying funds of the above-referenced Registrant:

         Maxim Series Fund, Inc.
         File No. 811-03364
         Form N-30D
         Filed via EDGAR and accepted on August 28, 1997
         Accession No. 0000356476-97-000027